LEASES (Schedule of Right-of-use assets) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	$ 1,772
Balance at end of year	1,415
Net book value [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	1,772
Balance at end of year	1,415
Net book value [Member] | Property [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	1,515
Balance at end of year	1,127
Net book value [Member] | Motor vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	257
Balance at end of year	288
Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	2,433
Additions during year	149
Deletions during year	117
Balance at end of year	2,465
Cost [Member] | Property [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	2,097
Additions during year	0
Deletions during year	0
Balance at end of year	2,097
Cost [Member] | Motor vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	336
Additions during year	149
Deletions during year	117
Balance at end of year	368
Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	(661)
Additions during year	506
Deletions during year	117
Balance at end of year	(1,050)
Accumulated depreciation [member] | Property [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	(582)
Additions during year	388
Deletions during year	0
Balance at end of year	(970)
Accumulated depreciation [member] | Motor vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	(79)
Additions during year	118
Deletions during year	117
Balance at end of year	$ (80)